Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	¥ 117,941	¥ 92,399
Total assets	118,768	95,949
Total liabilities	4,762	3,709
Equity securities of financial institutions | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	50,224	34,339
Other Equity Securities | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	67,717	58,060
Foreign Exchange Contract | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	248	342
Liabilities, Derivatives	3,372	2,161
Cross-Currency Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	76	197
Liabilities, Derivatives	9	63
Cross Currency Interest Rate Contract | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	503	3,011
Liabilities, Derivatives	1,226	1,075
Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Derivatives	155	410
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	117,941	92,399
Level 1 | Equity securities of financial institutions | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	50,224	34,339
Level 1 | Other Equity Securities | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	67,717	58,060
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	827	3,550
Total liabilities	4,762	3,709
Level 2 | Foreign Exchange Contract | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	248	342
Liabilities, Derivatives	3,372	2,161
Level 2 | Cross-Currency Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	76	197
Liabilities, Derivatives	9	63
Level 2 | Cross Currency Interest Rate Contract | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	503	3,011
Liabilities, Derivatives	1,226	1,075
Level 2 | Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Derivatives	¥ 155	¥ 410